CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	944	944
Treasury, shares	99	87
Common Stock, Par or Stated Value Per Share	0.1	0.1